Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial Instruments [Abstract]
Net financial obligations	$ 5,870	$ 4,051		$ 3,164
EBITDA	$ 1,530	$ 1,213
Net financial obligations to EBITDA	384.00%	334.00%
Finance lease liabilities		$ 353
Equity	$ 2,410	2,542	[1],[2]
Net financial obligations and equity	$ 8,280	$ 6,593
Gearing ratio	71.00%	61.00%

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).